Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	Observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2	—
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term for the assets or liabilities; and
Level 3	—	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

The tables below present the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$304,159	$304,159	$—	$—
Fuel derivative contracts:
Crude oil call options	13,094	—	13,094	—

Total assets measured at fair value	$317,253	$304,159	$13,094	$—

Fuel derivative contracts:
Crude oil put options	$397	$—	$397	$—

Total liabilities measured at fair value	$397	$—	$397	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$208,594	$208,594	$—	$—
Fuel derivative contracts:
Crude oil call options	1,511	—	1,511	—
Crude oil collars	231	—	231	—
Heating oil call options	170	—	170	—
Heating oil collars	628	—	628	—

Total assets measured at fair value	$211,134	$208,594	$2,540	$—

Fuel derivative contracts:
Crude oil collars	$90	$—	$90	$—
Heating oil collars	427	—	427	—

Total liabilities measured at fair value	$517	$—	$517	$—

Cash equivalents.    The Company's cash equivalents consist of money market securities and are classified as Level 1 investments and are valued using inputs observable in markets for identical securities.

Long-term investments.    During the quarter ended September 30, 2010, the Company sold all of its remaining auction rate securities for $26.7 million and recognized a pre-tax gain of approximately $1 million through nonoperating income (expense). These assets were previously classified as level 3 investments and valued using unobservable inputs.

The reconciliation of our assets measured at fair value on a recurring basis using unobservable inputs (Level 3) for the year ended December 31, 2010 is as follows:

Auction rate securities (Level 3)*
(in thousands)
Balance as of December 31, 2009	$29,921
Sale of long-term investments	(26,672)
Redemption	(4,075)
Accretion of discount	844
Realized net gains (losses):
Included in earnings	1,168
Reclassified from other comprehensive income	(1,186)

Balance as of December 31, 2010	$—

*
As of December 31, 2012, 2011 and 2010, there were no assets measured at fair value on a nonrecurring basis using unobservable inputs (Level 3).

Fuel derivative contracts.    The Company's fuel derivative contracts consist of Brent and West Texas Intermediate (WTI) crude oil call options and collars (a combination of call options and put options), and Brent put options and heating oil which are not traded on a public exchange. The fair value of these instruments is determined based on inputs available or derived from public markets including contractual terms, market prices, yield curve and measures of volatility among others.

The fair value of the Company's debt (excluding obligations under capital leases) with a carrying value of $554.6 million and $461.5 million at December 31, 2012 and December 31, 2011, respectively, was approximately $547.9 million ($81.1 million as Level 2 and $466.8 million as Level 3 in the fair value hierarchy) and $445.2 million ($66.4 million as Level 2 and $378.8 million as Level 3 in the fair value hierarchy). The Company's fair value estimates were based on either market prices or the discounted amount of future cash flows using its current incremental rate of borrowing for similar liabilities.

The carrying amounts of cash and cash equivalents, restricted cash, other receivables and accounts payable approximate their fair value due to their short-term nature.

Nonfinancial Assets Measured at Fair Value on a Nonrecurring Basis

See Note 7—Leases, for information related to fair value measurements of nonfinancial assets on a nonrecurring basis performed during 2011.